AVAILABLE-FOR-SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2011
AVAILABLE-FOR-SALE SECURITIES
Available-for-sale securities roll forward from cost to fair value

	June 30, 2011	December 31, 2010
Available-for-sale securities in an unrealized gain position
Cost	$47,689	$50,958
Unrealized gains in accumulated other comprehensive income	48,381	48,151

Estimated fair value	96,070	99,109

Available-for-sale securities in an unrealized loss position
Cost	6,038	—
Unrealized losses in accumulated other comprehensive income	(1,454)	—

Estimated fair value	4,584	—

Total estimated fair value of available-for-sale securities	$100,654	$99,109